PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

One Market— Steuart Tower #1600, San Francisco, California	94105
(Address of principal executive offices)	(Zip code)

Debra A. Early

Parnassus Funds

One Market—Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1:     Reports to Shareholders.

THE PARNASSUS FUNDS     Semiannual Report June 30, 2005     The Funds that do well by doing good     Parnassus Fund (PARNX)     Parnassus Small-Cap Fund (PARSX)     Parnassus Workplace Fund (PARWX)     Parnassus Mid-Cap Fund (PARMX)

THE PARNASSUS FUNDS

August 8, 2005

DEAR SHAREHOLDER:

As of June 30, 2005, the net asset value per share (NAV) of the Parnassus Fund was $30.42, so the total return for the second quarter was 0.26%. This compares to a gain of 1.37% for the S&P 500 Index, a loss of 3.07% for the Nasdaq Composite Index and a gain of 1.93% for the average multi-cap core fund followed by Lipper, Inc. For the quarter, then, we underperformed the S&P and the Lipper average, but we beat the Nasdaq by over three percentage points.

Below is a table comparing the average annual total return of the Parnassus Fund with that of the S&P, the Nasdaq and the Lipper Multi-Cap Core Average over the past one, three, five and ten-year periods:

Average Annual Total Returns

for periods ended June 30, 2005

	One Year	Three Years	Five Years	Ten Years
THE PARNASSUS FUND	1.79%	2.05%	(5.79)%	6.01%
S&P 500 Index	6.32%	8.28%	(2.37)%	9.94%
Lipper Multi-Cap Core Average	7.16%	8.65%	0.42%	9.89%
Nasdaq Index	1.10%	12.58%	(11.91)%	8.64%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The S&P 500 and the Nasdaq Composite are unmanaged indices of common stocks, and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do. Prior to May 1, 2004, the Parnassus Fund charged a sales load of a maximum of 3.5%, which is not reflected in the total return figures.

The Parnassus Funds  •  June 30, 2005    1

Analysis

Five stocks each lost 5¢ or more on the NAV. These issues were the ones that caused the Fund to underperform for the quarter.

Mentor Graphics’ stock dropped 25.2% during the quarter, going from $13.70 to $10.25 per share. This meant a loss of 37¢ for the NAV. The company makes software for use in designing semiconductors. Recently, semiconductor manufacturers saw their orders fall off, so they postponed their purchases of Mentor’s software, and this caused a drop in Mentor’s earnings. We’re holding our position in Mentor’s stock, because we think those postponed orders will return later this year.

The Gannett Company, the big newspaper publisher, saw its stock tumble 10.1% from $79.08 to $71.13 for a loss of 13¢ on the NAV. Advertising revenue has been weak for all media, and newspapers have had even more difficulty as circulation has substantially declined over the past year. Fewer Americans are reading newspapers, preferring to get their news from television and the Internet. Despite these trends, we’re holding on to our Gannett stock because the valuation is quite low. Newspapers are not going out of business, and Gannett has substantial electronic assets including television stations and Internet sites. We also expect media spending to pick up early next year with the Winter Olympics and political campaigns in the 2006 election year.

The stock price of Connetics sank 18.1% from our average cost of $21.54 to $17.64 for a loss of 11¢ on the NAV. Velac, the company’s new therapy to counteract acne, was not approved for distribution by the Food and Drug Administration (FDA).

Portfolio Composition at June 30, 2005

Financial Services	11.37%
Banking	8.52%
Retail	8.37%
Publishing	8.18%
Pharmaceuticals	7.41%
Apparel	7.14%
Software	5.38%
Computers	5.01%
Medical Equipment	4.58%
Insurance	4.53%
Insurance Broker	3.45%
Industrial	2.94%
Biotechnology	2.59%
Telecom Equipment	2.57%
Microelectronics	1.69%
Electronic Instruments	0.90%
Packaged Foods	0.83%
Semiconductors	0.73%
Services	0.29%
Computer Peripherals	0.13%
Health Care Services	0.04%
Internet	0.01%
Short-Term Securities	13.34%

Portfolio composition is based upon total securities, rather than net assets, and excludes short-term securities received as collateral from securities lending.

2    The Parnassus Funds  •  June 30, 2005

Boston Scientific lost 7.8% of its value as its shares dropped from $29.29 to $27.00 for a loss of 11¢ on the NAV. Although the company has a dominant share of the market for drug-coated heart stents that prop open formerly clogged arteries, investors are concerned that competitor Johnson & Johnson will increase its sales at the expense of Boston Scientific. We’re holding on to our shares, since we think the stock is very undervalued.

Knight-Ridder lost 8.8% as its stock went from $67.25 to $61.34 for a loss of 5¢ on the NAV. The company is suffering from the same weakness in advertising revenue that plagues the Gannett Company. We think Knight-Ridder is very undervalued, even considering the weak advertising market. We expect advertising revenue to improve, and we expect substantial contributions from the company’s electronic assets.

There were ten companies that each accounted for a gain of 5¢ or more on the NAV. AFLAC, the insurance company that advertises with the duck on television, added 18¢ to the NAV as its stock climbed 16.2% from $37.26 to $43.28. The stock had been weak because of slow sales in the United States, but investors anticipated improvements as the company reorganized its sales force. Also, strong sales in Japan helped earnings, as the strong Yen meant more dollars on the company’s revenue line.

Discount broker Charles Schwab gained 7.3% as the stock rose from $10.51 to $11.28, contributing 11¢ to the NAV. The stock had been weak at the beginning of the quarter because of a price war causing steep reductions in commissions among discount brokers. Schwab shares moved higher when management began cutting costs and became more focused. Investors also recognized the value of Schwab’s mutual fund marketplace.

Radisys Corporation, a manufacturer of embedded computers, added 9¢ to the NAV as its stock climbed from $14.16 to $16.15 for a gain of 14.1%. The company has brought out new technology called ATCA which speeds the routing of data through wireless base stations. Demand has also been strong for its traditional products such as embedded computers for ATMs and healthcare equipment.

Pfizer added 8¢ to the NAV, rising from $26.27 to $27.58 for an increase of 5.0%. There was no specific development to account for the gain. The stock had been trading at depressed levels and the move up was just a bounce-back from lower levels.

Cisco contributed 7¢ to each Parnassus share, climbing from $17.89 to $19.11 for a gain of 6.8%. Demand has been strong for Cisco’s products, and this caused the shares to trade up from depressed levels.

Ethan Allen also contributed 7¢ to each Parnassus share, as the stock moved up 4.7% from $32.00 to $33.51. We bought the stock after the price declined when it missed earnings estimates. The company had changed its marketing strategy from several sales per year to “every day low pricing,” and this impacted sales. The stock rose on the expectation that the company could make its new pricing formula work.

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Wells Fargo rose 3.0%, as its stock climbed from $59.80 to $61.58 for a positive impact of 7¢ on the NAV. The bank’s performance has been strong, but we have sold half of our position because of concerns about interest rates and excessive price increases in the real-estate market.

Freddie Mac gained 3.2% as its stock climbed from $63.20 to $65.23 for an increase of 6¢ on the NAV. There have been accounting and other regulatory problems at Freddie Mac, which had caused the stock price to drop. The new management team, however, appears to be improving things, so the stock went higher. We are selling most of our position in the company, though, because of concerns about interest rates.

Electronics for Imaging, a provider of controllers for digital printers, had a 17.9% increase in its stock price, moving from $17.84 to $21.04 for an addition of 6¢ to the NAV. New products introduced by its customers such as Xerox and Canon that use the company’s controllers increased demand and revenue. The company is also selling more of its software used for controlling the work flow to printers.

Restoration Hardware, a retailer of home furnishings, moved up 33.4% from our cost of $6.13 to $8.18 for a gain of 5¢ on the NAV. Improved operations at its distribution center and better merchandising helped the stock.

Outlook and Strategy

The immediate outlook for the stock market is not too positive. The price of oil has climbed over $60 a barrel. This means higher operating costs for businesses and less disposable income for consumers. Interest rates are heading higher and like higher oil prices, this puts negative pressure on the economy.

On the other hand, the economy looks reasonably strong right now with unemployment down around 5% and a substantial number of new jobs being created each month. Real-estate prices keep moving higher in almost all sections of the country, and this means that things are pretty good.

This situation makes me somewhat cautious, but not really pessimistic. I doubt whether stock prices will move up much in the next few months, but there is a chance that they could move down somewhat over the late summer and early fall. We’re now about 80% invested with a 20% cash reserve.

Valuations are reasonable right now, so a real stock-market crash is not likely. The most reasonable scenario is weaker stock prices over the summer and a move upward toward the end of the year. This is the normal seasonal pattern for the market.

Although I don’t feel pressure to invest the 20% of our holdings currently in cash, I’m always on the lookout for bargains. If we find good companies trading at good prices, we will invest, regardless of the economic outlook.

4    The Parnassus Funds  •  June 30, 2005

Company Notes

JPMorgan Chase has become the first major bank to adopt comprehensive environmental policies for their lending. After discussions with shareholders and activists, the nation’s third largest bank has crafted a policy containing three major elements: (1) JPMorgan Chase will not only seek to reduce its own emissions, but will also work with clients to develop new financial products that facilitate emissions reductions, conduct research into the financial implications of the rising cost of carbon and deploy investment capital to businesses that reduce or mitigate greenhouse gases. (2) The bank will not lend to projects that cut down trees in forests with high conservation value. (3) The bank will also incorporate environmental risk management into the due diligence process of its private-equity division.

Amgen has announced its 14th Annual Awards for Science Teaching Excellence. Nineteen science teachers in K-12 public and private schools will each receive an unrestricted cash award of $5,000, a grant of $5,000 to the recipient’s school for use in a school science program, recognition at an awards banquet and the right to participate in a web-based forum on best practices for science teaching.

Ron Freund, a long-time Parnassus shareholder and financial planner, has informed us that the Intel Corporation has reduced the lead component by 95% in its microprocessors and motherboards that go into most personal computers. This means much less pollution, especially in developing countries, from computers that are junked and not handled properly.

Personnel Matters

This summer, we have a full house of seven interns working with us. They are a terrific group of people who are contributing a lot to Parnassus Investments.

Matthew Gershuny is an MBA candidate at the University of Michigan in Ann Arbor where his studies emphasize investment management and corporate social responsibility. His previous experience includes work as a research associate at UBS Securities and Vice President of Equity Research at SG Cowen Securities in New York. Matt has done a lot of volunteer work both internationally and in the United States including work on a kibbutz in Israel where he worked on sustainability issues.

Lillian Zhao is a candidate for a Master in Public Policy at the Kennedy School of Government at Harvard University where her focus is on business and government policy. She is a graduate of Brown University where she majored in economics and international relations. Her previous experience includes work on the staff of the U.S. Senate, as a consultant with the Beijing Technology Trading Company in China, and business development work with On the Frontier. Lillian participates in modern dance, enjoys outdoor sports and has traveled in Asia, Europe and Central America.

Duncan Simmons is an MBA candidate at Columbia Business School where he is a member of the Columbia Investment Management Association. He is a graduate of

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Dartmouth College where he majored in geography and economics. Previously, he worked as an analyst in the investment banking department of Lehman Brothers, as a web developer for Microsoft and as a strategic planning manager for a wireless telecommunications company. He speaks French and Spanish, enjoys outdoor sports and has recently traveled in India, Russia and South America.

Eric Lofgren is an MBA candidate at the Anderson School of Management at UCLA where he concentrates in finance, holds an Anderson Fellowship and is a volunteer in the Riordan Mentor Program. He is a graduate of the University of California at Davis where he majored in economics and classical civilization. Previously, he worked as a manager in custody fund accounting at Investors Bank and Trust and at Barclays Global Investors in San Francisco. He has also taught Latin in middle school and English in northern China.

Elvira Mah will be a senior this fall at the University of California at Berkeley where she is majoring in economics and minoring in business administration. Her previous experience includes work as an administrative assistant for the National Writing Project in Berkeley and as a sales associate for the Gap in Concord, California. Elvira’s other activities include the Model United Nations, the Asian Business Association and serving as President of the UC Berkeley fencing team.

Larissa Eisenstein is a Master’s degree candidate in American Studies at the University of Hawaii, at Manoa with a concentration in Contemporary Popular Culture and Politics. She earned her Bachelor of Science degree at Stanford University where she studied environmental policy and economics. Her previous experience includes time spent at Weil, Gotshal & Manges as a legal assistant, a research internship at the Silicon Valley Toxics Coalition, and a marketing internship with Mattel, Inc. Larissa’s interests include photography, studio art and functional design.

Brian French is an MBA candidate at the Wharton School of Business at the University of Pennsylvania where he is co-chairing the 8th Annual Wharton Investment Management Conference. He also holds a bachelor’s degree in economics from Northwestern University where he was President of the Student Alumni Association. His previous experience includes working as a business analyst with Deloitte Consulting in Chicago and in the Ventures Department and the Office of the CEO at Tenet Healthcare in Santa Barbara, CA. Brian also twice served on the volunteer review committee for the United Way of Santa Barbara County. His other interests include golf, basketball, and music.

We’re very fortunate to have Monika Mantri joining our staff as fund accountant. Monika was born in Bombay, India, but came to the United States when she was 12 years old. She graduated from high school in Hampton, Virginia and attended college at Christopher Newport University in Newport News, Virginia where she earned a bachelor’s degree in political science. She also earned a bachelor’s degree in accounting from Illinois State University in Normal, Illinois, where she was a Golden Key International Honor Society member. Previously, she worked as a technical document specialist at HeyAnita, a voice software company in Los Angeles.

6    The Parnassus Funds  •  June 30, 2005

Monika is married to Ashish Mantri who is a project engineer at Tellme Networks, a voice software company. They live in Fremont, California. She enjoys reading and has traveled in Europe, Egypt and India.

Personal Notes

Almost all of you have read the Legend of Mt. Parnassus that appears in the prospectus, so you know that the name of our Fund was inspired by the oracle at Delphi on Mt. Parnassus in Greece. Although the Fund was founded over 21 years ago, I’m embarrassed to say that until this year, I’d never been to Mt. Parnassus or even to Greece. It was one of those things that I always planned to do, but never got around to. All that changed this summer.

For more than ten years, my wife, Thao, had been urging me to take a cruise with her. I resisted since the idea of a Carnival Cruise through the Caribbean with a thousand other people had no appeal to me. Finally, as our 30th Anniversary approached, I agreed to a cruise, suggesting a relatively small boat that would go through the Panama Canal. We were exploring the idea when we received a mailing from the Harvard Alumni Association, advertising a tour of the Mediterranean called “Turning Points in History: Great Battles of Antiquity.” The cruise offered visits to archaeological sites where the ancient battles took place such as Troy (the Trojan War), Salamis and Marathon (where the Greeks beat the Persians) and Carthage (where the Romans were victorious in the Punic Wars). Taking this tour would accomplish two goals: satisfy my wife’s desire for a cruise and learn something about ancient history. The thing that clinched it for me was the stop at Delphi on Mt. Parnassus.

It was an interesting experience to see our ship, the Corinthian II, pass through the Corinth Canal, even though it wasn’t as fascinating as the Panama Canal. Once we got into the Gulf of Corinth, we anchored at Itea, a seaside village at the foot of Mt. Parnassus. At sea level, we drove through the largest olive grove in Greece where the green trees and the blue sea make a beautiful picture. The peak of Mt. Parnassus rises 8,000 feet above sea level, but Delphi is just a little over halfway up the mountain, somewhere around 5,000 feet where the forest starts to thin out and rock takes over.

It was with some anxiety that I approached Delphi since my expectations were high, and I was afraid of being disappointed. As it turned out, the place surpassed my expectations. First of all, the views are magnificent, even competing with the spectacular vistas of my hometown of San Francisco. From Delphi, you see rock formations (reminiscent of Yosemite National Park), the forests on the mountain slopes, the green olive trees at the bottom and the blue of the Gulf of Corinth. Right next to you are the marble ruins of the Greek temples. The setting induces a spiritual

The Parnassus Funds  •  June 30, 2005    7

feeling, so you can see why the Greeks put religious buildings on this site. According to Greek mythology, Zeus released two eagles, one at either end of the world and let them fly toward each other. They crossed at Delphi, so the Greeks said it was the center of the world.

There are no souvenir or refreshment stands at the site of the temples, so even though there are a lot of people visiting the area, it doesn’t have the feel of a tourist trap. (The souvenir stands are about a mile below in the modern town of Delphi, and they are in pretty good taste.) The only building next to the ancient structures is a tasteful museum which blends in well with the Greek ruins.

The oracle itself was housed in the Temple of Apollo, the main building on the site. Underneath the temple was a fissure that released gases (probably ethylene), and the oracle communicated through the voice of a priestess who sat on a tripod over the fissure while the gases put her into a trance. The Greeks thought that the god, Apollo, spoke through the voice of the priestess, so the oracle could answer the questions posed. The words of the priestess were incomprehensible to most people, so the priests of Delphi had to interpret what was said. They obtained a great deal of knowledge and information from talking to people who came from all over the ancient world to consult at the shrine of Apollo. Delphi became an enormous storehouse of treasures that were gifts of those who had consulted the oracle. Below you will see a picture of me standing in front of the restored Athenian Treasury that held the gifts of Athenians who made the pilgrimage to Delphi. The next photograph shows Thao and me in front of the ruins of the Temple of Apollo. There were many oracles in ancient Greece, but only the one at Delphi achieved a reputation for reliability. Quite often, the oracle went against the prevailing wisdom of the time, and frequently, the proud were humbled and the lowly were justified.

Jerome Dodson in front of the restored Athenian Treasury at Delphi

8    The Parnassus Funds  •  June 30, 2005

Thao and Jerome Dodson next to the ruins of the Temple of Apollo which housed the Oracle at Delphi on Mt. Parnassus

The reason for its reputation for reliability may have been because many of its pronouncements were sufficiently vague, so as to be interpreted in more than one way (much like economists and stock market strategists today). For example, when Croesus, King of the Lydian empire, came to Delphi to ask what would happen if he attacked the Persian empire of Cyrus the Great, the oracle replied, “A great empire will be destroyed.” Filled with confidence, Croesus attacked the Persians, but it was the Lydian empire that was destroyed. Similarly, when the Athenians asked the oracle how they could ensure their victory against a Persian attack, the oracle said, “Seek safety behind wooden walls.” The Athenians took this to mean that the wooden walls around the Acropolis would protect them. As it turned out, the Persians attacked the Acropolis, breached the walls and leveled Athens. Later, the Persians attacked the Greek fleet of triremes at Salamis, and the Greeks destroyed the Persian navy. The “wooden walls” that were to provide safety had been the “walls” of wooden ships that routed the Persians. After the naval battle, the Athenians returned to rebuild the Acropolis including the Parthenon under the direction of Pericles.

I didn’t get a chance to ask the oracle any questions about the stock market, but it’s probably just as well, because I may have gotten a very vague answer that could be interpreted in several ways. What I did get, though, is a visit to a beautiful place that inspired the name of our Fund.

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PARNASSUS WORKPLACE FUND

The Workplace Fund began operations at the end of April, so the track record is only two months old. Because of this short duration, the results are not meaningful, but I’ll try to give you some indications of what’s happening with the Workplace Fund and the other two new funds.

At the end of June, the NAV of the Fund was $15.09. For the two-month period, the Workplace Fund gained 0.60% compared to 3.33% for the S&P 500 Index. As of yet, we don’t have information on the performance of the Fund’s Lipper category, but we should have it by the next quarter.

The reason the Fund underperformed relative to the S&P is that the Fund was mostly in cash during the period, since we were just starting operations. The Fund had an average invested portfolio of slightly less than 20% for the period. Our return was slightly less than 20% of the 3.33% gain for the S&P, so we gained about the same as the S&P on a comparable basis.

Average Annual Total Returns

for periods ended June 30, 2005

	April 29, 2005 thru June 30, 2005	Since Inception on April 29, 2005
PARNASSUS WORKPLACE FUND	0.60%	0.60%
S&P 500 Index	3.33%	3.33%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The S&P 500 is an unmanaged index of common stocks, and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do.

10    The Parnassus Funds  •  June 30, 2005

Portfolio Composition at June 30, 2005

Industrial	7.33%
Computers	4.78%
Software	3.14%
Biotechnology	2.60%
Banking	1.81%
Pharmaceuticals	1.78%
Financial Services	1.60%
Retail	0.96%
Insurance	0.93%
Telecom Equipment	0.82%
Internet	0.71%
Semiconductors	0.55%
Short-Term Securities	72.99%

Portfolio composition is based upon total securities, rather than net assets.

Only one company had a substantial negative impact on the Fund. 3M caused a loss of 5¢ on the NAV, as its stock price dropped 5.50%, falling from $76.51 to $72.30. The reason for the decline was that the company’s chief executive officer, James McNerney, left the company to take up the same position with Boeing. We still think the fundamentals are sound at 3M, and the stock is undervalued. We expect 3M to hire a capable new CEO.

Two companies moved the NAV upward by 3¢ or more. SEI Investments added 3¢ to the NAV, as its stock rose 14.8%, going from $32.87 to $37.75. SEI provides accounting and administrative services to mutual funds and other investment firms, and strong earnings propelled the issue higher.

Symantec, a provider of Internet and computer security software, also added 3¢ to the NAV, with its stock climbing from $18.94 to $21.74 for a gain of 14.8%. The company’s stock price was depressed when we bought it, because it had made an acquisition, and there was concern that Microsoft would enter the computer security business and harm Symantec. The stock bounced back as these concerns abated.

I expect to have the Workplace Fund’s portfolio at least 80% invested in stocks over the next few months. I’m hoping that many of the stocks we’re interested in will have price declines during what I think will be weak summer months. That way, we’ll be able to acquire shares at below current market quotations. We’re being cautious in the present environment.

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PARNASSUS SMALL-CAP FUND

The Small-Cap Fund did not begin operations until the end of April, so the track record is not long enough to be meaningful. The NAV at the end of June was $15.38. For the two-month period (April 29 through June 30, 2005), the Small-Cap Fund gained 2.53% compared to 10.70% for the Russell 2000 Index. The reason the Fund underperformed is because the portfolio was mostly in cash during the period, as operations just got underway. The average amount invested in stocks over the period was about 25% and our return was about 25% of the Russell 2000. So, the return on the invested portfolio was about the same as the Russell.

Average Annual Total Returns

for periods ended June 30, 2005

	April 29, 2005 thru June 30, 2005	Since Inception on April 29, 2005
PARNASSUS SMALL-CAP FUND	2.53%	2.53%
Russell 2000 Index	10.70%	10.70%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The Russell 2000 Index is an unmanaged index of common stocks, and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do.

Only one company had a substantial negative impact on the Fund, but it was a big one. Specialty pharmaceutical company, Connetics, sank 19.7% as its stock dove from $21.96 to $17.64 for a loss of 18¢ on the NAV. Velac, the company’s new therapy to counteract acne, was not approved for distribution by the Food and Drug Administration (FDA).

Five companies each contributed 3¢ or more to the NAV. The biggest winner was Credence Systems, a manufacturer of equipment to test semiconductors. The stock soared 50.2% from $6.03 to $9.05 for a gain of 23¢ on the NAV, more than offsetting the loss from Connetics. Good products and the prospects for large orders from both Intel and AMD moved the stock higher.

12    The Parnassus Funds  •  June 30, 2005

Portfolio Composition at June 30, 2005

Retail	7.07%
Microelectronics	5.29%
Electronic Instruments	4.82%
Pharmaceuticals	4.74%
Software	3.73%
Insurance Broker	3.31%
Computer Peripherals	2.84%
Services	2.78%
Computers	2.76%
Semiconductors	2.65%
Industrial	1.36%
Telecom Equipment	1.11%
Building Products	0.70%
Packaged Foods	0.48%
Biotechnology	0.21%
Short-Term Securities	56.15%

Portfolio composition is based upon total securities, rather than net assets.

Restoration Hardware, a retailer of furniture and household products, moved up 35.7% from our cost of $6.03 to $8.18 for a gain of 6¢ on the NAV. Improved operations at a distribution center and smarter merchandising moved the stock higher.

Ethan Allen, a retailer and manufacturer of home furniture, added 6¢ to the NAV, as its stock climbed 9.7% from our cost of $30.54 to $33.51. We bought the stock at a depressed level after the company had some difficulty with its “every day low price” strategy. The stock bounced back as investors became convinced that the company could succeed with its new strategy. Ethan Allen also began a program to buy back its stock at these bargain levels.

Adaptec, a provider of software to speed the flow of data through personal computers, added 4¢ to the NAV while its stock rose 10.5%, from $3.51 to $3.88. Fundamentals have not improved for Adaptec, but its stock price moved up from depressed levels.

Convergys, an operator of call centers for its client companies, gained 8.7% as its stock went from $13.08 to $14.22 while adding 3¢ to each Parnassus share. There was no news from the company, but the stock bounced back from depressed levels.

As with the Workplace Fund, we expect to be at least 80% invested in stocks over the next few months. We have compiled a “watch list” of companies that we intend to invest in when the prices reach bargain levels. If the stock market moves lower over the summer, we should have many opportunities to buy great companies at bargain prices.

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PARNASSUS MID-CAP FUND

The Mid-Cap Fund did not begin operations until the end of April, so the track record is not long enough to be meaningful. At the end of June, the NAV was $15.23. For the two-month period (April 29 through June 30), the Mid-Cap Fund gained 1.53% compared to 8.48% for the S&P Midcap 400 Index. The main reason for the Fund’s underperformance relative to the index was a high cash position in the portfolio while the index moved higher. Our invested portfolio averaged a little over 20% for the period while our return was a little less than 20% of the S&P Midcap 400 Index, so the returns were similar.

Average Annual Total Returns

for periods ended June 30, 2005

	April 29, 2005 thru June 30, 2005	Since Inception on April 29, 2005
PARNASSUS MID-CAP FUND	1.53%	1.53%
S&P Midcap 400 Index	8.48%	8.48%

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information is on the Parnassus website (www.parnassus.com). Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999-3505. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of shares. The S&P Midcap 400 is an unmanaged index of common stocks, and it is not possible to invest directly in an index. Index figures do not take any expenses into account, but mutual fund returns do.

Only one stock caused the NAV of the Mid-Cap Fund to drop more than 1¢ and that was Knight-Ridder, the big newspaper publisher that puts out the Miami Herald and the San Jose Mercury News. The company’s shares dropped 3.2% as they went from $63.35 to $61.34, cutting 3¢ off the NAV. Advertising revenue was weak for all media and newspapers are plagued with declines in circulation.

Two companies moved the NAV up by more than 3¢ each. Ross Stores, the discount clothing retailer, added 6¢ to the NAV as its stock rose 9.5% from $26.39 to $28.91. Increased sales per store for May moved the stock higher.

14    The Parnassus Funds  •  June 30, 2005

Portfolio Composition at June 30, 2005

Apparel	10.27%
Retail	7.42%
Publishing	7.10%
Banking	3.20%
Insurance	3.08%
Services	3.08%
Home Products	2.41%
Machinery	2.30%
Semiconductors	1.42%
Financial Services	1.23%
Telecom Equipment	0.22%
Computer Peripherals	0.10%
Short-Term Securities	58.17%

Portfolio composition is based upon total securities, rather than net assets.

Alliance Data Systems, a processor of private label credit cards, added 4¢ to each Fund share as its stock went from $37.18 to $40.56 for a gain of 9.1%. Retail sales improved at the stores where Alliance administers the credit cards, and the company’s general credit card business is strong.

As with the other new funds, we plan to have at least 80% of the portfolio invested in stocks in the next few months. We are looking at good mid-cap companies for our “buy list” and determining intrinsic values. If their shares should be selling substantially below intrinsic value, we will buy them for the Fund.

Finally, I would like to thank all of you for investing in our new funds. I’ll do my best to provide you with good returns by investing in socially responsible companies.

Yours truly,

Jerome L. Dodson
President

The Parnassus Funds  •  June 30, 2005    15

FUND EXPENSES (UNAUDITED)

As a shareholder of the funds, you incur ongoing costs, which include portfolio-management fees, administrative fees, shareholder reports, and other fund expenses. The funds do not charge transaction fees, so you do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period of January 1, 2005 to June 30, 2005 for the Parnassus Fund. For the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund, the examples are based on the period April 29, 2005 (inception) to June 30, 2005.

Actual Expenses

In the examples below, the first line for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiple the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. You may compare the ongoing costs of investing in the fund with other mutual funds by comparing this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

16    The Parnassus Funds  •  June 30, 2005

Please note that the expenses shown in the table are meant to highlight only your ongoing costs in these funds. Therefore, the second line of each fund is useful in comparing only ongoing costs and will not help you determine the relative total costs of owning other mutual funds, which may include transactional costs such as loads.

	Beginning Account Value January 1, 2005		Ending Account Value June 30, 2005		Expenses Paid During Period*
Parnassus Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	978.40 1,019.89	$ $	4.86 4.96

Workplace Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	1,006.00 1,006.56	$ $	2.08 2.08

Small-Cap Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	1,025.30 1,006.21	$ $	2.45 2.42

Mid-Cap Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	1,015.30 1,006.21	$ $	2.43 2.42

*	Expenses are equal to the fund’s annualized expense ratio of 0.99%, 1.40%, 1.40%, and 1.20% for the Parnassus Fund, the Small-Cap Fund, the Mid-Cap Fund and the Workplace Fund, respectively, multiplied by the average account value over the period, multiplied by the ratio of days in the period. The ratio of days in the period is 181/365 (to reflect the one-half year period) for the Parnassus Fund and the ratio is 63/365 for the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund (to reflect the period from inception to June 30, 2005).

The Parnassus Funds  •  June 30, 2005    17

THE PARNASSUS FUND

Stocks Sold

January 1 through June 30, 2005 (unaudited)

Company	Realized Gain (Loss)	Number of Shares	Cost	Per Share	Sale Proceeds	Per Share
Agere Systems Inc.	$300	5,000	$6,000	$1.20	$6,300	$1.26
Altera Corporation	166,826	70,000	1,275,776	18.23	1,442,602	20.61
Ann Taylor Stores	889,558	300,000	6,299,086	21.00	7,188,644	23.96
Avocent Corporation	920,227	300,000	7,044,660	23.48	7,964,887	26.55
Computer Associates	(54)	94	2,563	27.27	2,509	26.69
Cadence Design Systems	90,533	225,000	3,103,466	13.79	3,193,999	14.20
Dana Corporation	(219)	1,000	12,140	12.14	11,921	11.92
Electro Scientific Industries Inc.	(41,529)	42,000	759,619	18.09	718,090	17.10
Forest Laboratories	(1,712,456)	350,000	14,384,891	41.10	12,672,435	36.21
Gannett Co.	(119,520)	50,000	4,105,388	82.11	3,985,868	79.72
Hewlett-Packard Company	37,808	20,000	394,800	19.74	432,608	21.63
IVAX Corporation	906,892	325,000	5,089,052	15.66	5,995,944	18.45
Laboratory Corporation	2,560,507	275,000	10,797,066	39.26	13,357,573	48.57
McKesson Corporation	386,377	150,000	4,174,580	27.83	4,560,957	30.41
Montpelier Re Holdings Ltd.	1,047,432	275,000	9,891,066	35.97	10,938,498	39.78
Nokia Corporation	5,361,386	1,400,000	16,431,665	11.74	21,793,051	15.57
Qwest Diagnostics	2,820,005	125,000	9,490,677	75.93	12,310,682	98.49
RenaissanceRe Holdings Ltd.	(1,835,867)	320,000	17,273,157	53.98	15,437,290	48.24
St. Paul Travelers Companies Inc.	(1,221,479)	450,000	18,456,888	41.02	17,235,409	38.30
Teradyne Inc.	(89,747)	30,000	437,906	14.60	348,159	11.61
The Talbots Inc.	126,718	30,000	768,228	25.61	894,946	29.83
Xilinx Inc.	(3,033)	10,000	271,022	27.10	267,989	26.80
Total	$10,290,665		$130,469,696		$140,760,361

18

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	APPAREL
10,000	Limited Brands Inc.		$214,200
160,000	Reebok International Ltd.		6,692,800
475,000	Ross Stores Inc.		13,732,250
20,000	The Gap Inc.		395,000

		6.9%	$21,034,250

	BANKING
10,000	First Horizon National Corp.		$422,000
400,000	JPMorgan Chase & Co.		14,128,000
315,000	Wells Fargo & Co.		19,397,700

		11.2%	$33,947,700

	BIOTECHNOLOGY
175,000	Amgen Inc.[1]	3.5%	$10,580,500

	COMPUTER PERIPHERALS
100,000	Adaptec Inc.[1]	0.1%	$388,000

	COMPUTERS
90,000	International Business Machines Corp.		$6,678,000
500,000	Radisys Corp.[1,2]		8,075,000

		4.9%	$14,753,000

	ELECTRONIC INSTRUMENTS
220,000	Agere Systems Inc.[1]	0.9%	$2,640,000

	FINANCIAL SERVICES
80,000	Automatic Data Processing		$3,357,600
1,350,000	Charles Schwab Corp.		15,228,000
10,000	E*Trade Financial Corp.[1]		139,900
100,000	Fannie Mae		5,840,000
205,000	Freddie Mac		13,372,150
25,000	H&R Block Inc.		1,458,750

		13.0%	$39,396,400

	HEALTH CARE SERVICES
5,000	Health Management Associates Inc.	0.0%	$130,900

	INDUSTRIAL
120,000	3M Co.	2.9%	$8,676,000

	INSURANCE
300,000	AFLAC Inc.		$12,984,000
10,000	WR Berkley Corp.		356,800

		4.4%	$13,340,800

The accompanying notes are an integral part of these financial statements.	19

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited) continued

Shares	Common Stocks	Percent of Net Assets	Market Value
	INSURANCE BROKER
375,000	Arthur J. Gallagher & Co.[2]	3.3%	$10,173,750

	INTERNET
1,000	eBay Inc.[1]	0.0%	$33,010

	MEDICAL EQUIPMENT
500,000	Boston Scientific Corp.[1]	4.4%	$13,500,000

	MICROELECTRONICS
1,000	Agilent Technologies Inc.[1]		$23,020
175,000	Applied Materials Inc.[1]		2,831,500
200,000	Credence Systems Corp.[1,2]		1,810,000
5,000	Cymer Inc.[1]		131,750
168,000	Electro Scientific Industries Inc.[1]		3,003,840
10,000	Teradyne Inc.[1,2]		119,700

		2.6%	$7,919,810

	PACKAGED FOODS
125,000	Hain Celestial Group Inc.[1,2]	0.8%	$2,437,500

	PHARMACEUTICALS
300,000	Connetics Corp.[1,2]		$5,292,000
600,000	Pfizer Inc.		16,548,000

		7.2%	$21,840,000

	PUBLISHING
175,000	Gannett Co.		$12,447,750
190,000	Knight-Ridder Inc.		11,654,600

		7.9%	$24,102,350

	RETAIL
10,000	Best Buy Co., Inc.		$685,500
1,000	Costco Wholesale Corp.		44,820
350,000	Ethan Allen Interiors Inc.[2]		11,728,500
125,000	Family Dollar Stores		3,262,500
150,000	Mattel Inc.		2,745,000
150,000	Pier 1 Imports Inc.[2]		2,128,500
260,000	Restoration Hardware Inc.[1,2]		2,126,800
25,000	Home Depot Inc.		972,500
40,000	TJX Companies Inc.		974,000

		8.1%	$24,668,120

20	The accompanying notes are an integral part of these financial statements.

Shares	Common Stocks	Percent of Net Assets	Market Value
	SEMICONDUCTORS
10,000	Altera Corp.[1]		$198,200
354,330	Lattice Semiconductor Corp.[1]		1,573,226
15,000	Xilinx Inc.		382,500

		0.7%	$2,153,926

	SERVICES
20,000	Alliance Data Systems Corp.[1]		$811,200
1,000	CDW Corp.		57,090

		0.3%	$868,290

	SOFTWARE
180,000	Electronics For Imaging[1,2]		$3,787,200
20,000	Hyperion Solutions Corp.[1]		804,800
1,100,000	Mentor Graphics Corp.[1]		11,275,000

		5.1%	$15,867,000

	TELECOM EQUIPMENT
550,000	Cisco Systems Inc.[1]	3.5%	$10,510,500

	Total investment in common stocks (cost $279,594,938)	91.7%	$278,961,806

The accompanying notes are an integral part of these financial statements.	21

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited) continued

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	U.S. Government Agency Discount Notes
10,000,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 2.970% equivalent, matures 07/01/05	3.3%	$10,000,000

	Certificates of Deposit[3]

100,000	Albina Community Capital Bank
	2.160%, matures 01/24/06		$97,719
100,000	Community Bank of the Bay
	2.030%, matures 09/04/05		99,285
100,000	Community Capital Bank
	2.750%, matures 02/05/06		97,600
100,000	Louisville Community Development Bank
	2.500%, matures 05/10/06		96,570
100,000	Opportunity Credit Union
	2.600%, matures 04/25/06		96,734
100,000	Self Help Credit Union
	1.500%, matures 01/14/06		97,902
100,528	South Shore Bank Cleveland
	2.200%, matures 11/02/05		98,833
100,000	Wainwright Bank & Trust Co.
	1.930%, matures 11/04/05		98,620

		0.3%	$783,263

	Registered Investment Companies—Money Market Funds

13,966	Goldman Sachs FS Government Fund
	variable rate 3.000%		$13,966
59,809	Janus Government Fund
	variable rate 3.060%		59,809
52,279	Scudder Government Fund
	variable rate 2.910%		52,279
4,556,401	SSGA U.S. Government Fund
	variable rate 2.830%		4,556,401

		1.5%	$4,682,455

22	The accompanying notes are an integral part of these financial statements.

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Community Development Loans[3]

100,000	Boston Community Loan Fund
	2.000%, matures 06/30/06		$94,000
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/06		94,000
100,000	Vermont Community Loan Fund
	2.000%, matures 12/07/05		97,386

		0.1%	$285,386

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies

31,324,162	State Street Navigator Securities Lending Prime Portfolio
	variable rate 3.010%	10.3%	31,324,162

	Total investment in short-term securities (cost $47,075,266)	15.5%	$47,075,266

	Total securities (cost $326,670,204)	107.2%	$326,037,072

	Payable upon return of securities loaned	–10.3%	(31,324,162)

	Other assets and liabilities – net	3.1%	9,389,274

	Total net assets	100.0%	$304,102,184

1	These securities are non-income producing.
2	This security or partial position of this security was on loan at June 30, 2005 (See Note 1). The total value of the securities on loan at June 30, 2005 was $30,680,796.
3	Market value adjustments have been applied to these securities to reflect early withdrawal/ call penalties.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The accompanying notes are an integral part of these financial statements.	23

THE PARNASSUS FUND

Statement of Assets and Liabilities

as of June 30, 2005 (unaudited)

Assets

Investments in securities, at market value (identified cost $279,594,938)	$278,961,806
Temporary investments in short-term securities (at cost which approximates market value)	47,075,266
Cash	9,376,640
Receivables:
Dividends and interest	274,090
Capital shares sold	66,800
Other assets	44,301

Total assets	$335,798,903

Liabilities

Payable upon return of loaned securities	31,324,162
Capital shares redeemed	123,263
Fees payable to Parnassus Investments	163,891
Accounts payable and accrued expenses	85,403

Total liabilities	$31,696,719

Net assets	$304,102,184

Net assets consist of

Undistributed net investment income	1,324,710
Unrealized depreciation on securities	(633,132)
Accumulated net realized loss	(45,762,382)
Capital paid-in	349,172,988

Total net assets	$304,102,184

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($304,102,184 divided by 9,997,810 shares)	$30.42

24	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS FUND

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment income

Dividends (net of foreign tax witholding of $32,058)	$1,639,935
Interest	946,960
Securities lending	61,535
Other income	48,869

Total investment income	$2,697,299

Expenses

Investment advisory fees (note 5)	1,038,882
Transfer agent fees (note 5)	237,560
Fund administration (note 5)	108,802
Service provider fees (note 5)	26,703
Reports to shareholders	75,789
Registration fees and expenses	34,860
Custody fees	11,812
Professional fees	49,314
Trustee fees and expenses	12,145
Other expenses	38,095

Total expenses	$1,633,962
Fees waived by Parnassus Investments (note 5)	(83,810)
Expense offset (note 6)	(677)

Net expenses	$1,549,475

Net investment income	$1,147,824

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$10,290,319
Net change in unrealized appreciation (depreciation) of securities	(18,944,077)

Net realized and unrealized gain (loss) on securities	$(8,653,758)

Net decrease in net assets resulting from operations	$(7,505,934)

The accompanying notes are an integral part of these financial statements.	25

THE PARNASSUS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004
From operations

Net investment income	$1,147,824	$1,383,386
Net realized gain (loss) from security transactions	10,290,319	(2,413,317)
Net change in unrealized appreciation (depreciation)	(18,944,077)	13,552,815

Increase (decrease) in net assets resulting from operations	$(7,505,934)	$12,522,884

Dividends to shareholders

From net investment income	—	(1,420,609)
Increase (decrease) in net assets from capital share transactions	(28,285,219)	(40,763,894)

Increase (decrease) in net assets	$(35,791,153)	$(29,661,619)

Net assets

Beginning of period	339,893,337	369,554,956
End of period (including undistributed net investment income of $1,324,710 and $176,887 respectively)	$304,102,184	$339,893,337

26	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	BANKING
200	First Horizon National Corp.	1.4%	$8,440

	BIOTECHNOLOGY
200	Amgen Inc.[1]	2.0%	$12,092

	COMPUTERS
300	International Business Machines Corp.	3.7%	$22,260

	FINANCIAL SERVICES
200	SEI Investments Co.	1.2%	$7,470

	INDUSTRIAL
400	3M Co.		$28,920
100	Baldor Electric		2,432
100	WD-40 Co.		2,793

		5.6%	$34,145

	INSURANCE
100	AFLAC Inc.	0.7%	$4,328

	INTERNET
100	eBay Inc.[1]	0.5%	$3,301

	PHARMACEUTICALS
300	Pfizer Inc.	1.3%	$8,274

	RETAIL
100	Costco Wholesale Corp.	0.7%	$4,482

	SEMICONDUCTORS
100	Xilinx Inc.	0.4%	$2,550

	SOFTWARE
100	Hyperion Solutions Corp.[1]		$4,024
400	Mentor Graphics Corp.[1]		4,100
300	Symantec Corp.[1]		6,522

		2.4%	$14,646

	TELECOM EQUIPMENT
200	Cisco Systems Inc.[1]	0.6%	$3,822

	Total investment in common stocks (cost $124,228)	20.5%	$125,810

The accompanying notes are an integral part of these financial statements.	27

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited) continued

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	U.S. Government Agency Discount Notes

300,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 2.970% equivalent, matures 07/01/05	48.8%	$300,000

	Registered Investment Companies—Money Market Funds

20,000	Janus Government Fund variable rate 3.060%		$20,000
20,000	SSGA U.S. Government Fund variable rate 2.830%		20,000

		6.5%	$40,000

	Total investment in short-term securities (cost $340,000)	55.3%	$340,000

	Total securities (cost $464,228)	75.8%	$465,810

	Other assets and liabilities – net	24.2%	148,642

	Total net assets	100.0%	$614,452

1	These securities are non-income producing.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

28	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS WORKPLACE FUND

Statement of Assets and Liabilities

as of June 30, 2005 (unaudited)

Assets

Investments in securities, at market value (identified cost $124,228)	$125,810
Temporary investments in short-term securities (at cost which approximates market value)	340,000
Cash	141,779
Receivables:
Dividends and interest	106
Capital shares sold	7,716
Other assets	20,077

Total assets	$635,488

Liabilities

Fees payable to Parnassus Investments	19,286
Accounts payable and accrued expenses	1,750

Total liabilities	$21,036

Net assets	$614,452

Net assets consist of

Undistributed net investment loss	(164)
Unrealized appreciation on securities	1,582
Accumulated net realized gain	43
Capital paid-in	612,991

Total net assets	$614,452

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($614,452 divided by 40,707 shares)	$15.09

The accompanying notes are an integral part of these financial statements.	29

THE PARNASSUS WORKPLACE FUND

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment income

Dividends	$257
Interest	552

Total investment income	$809

Expenses

Investment advisory fees (note 5)	619
Transfer agent fees (note 5)	336
Fund administration (note 5)	56
Service provider fees (note 5)	51
Reports to shareholders	506
Registration fees and expenses	3,699
Custody fees	496
Professional fees	1,031
Other expenses	603

Total expenses	$7,397
Fees waived by Parnassus Investments (note 5)	(6,054)
Expense offset (note 6)	(370)

Net expenses	$973

Net investment income	$(164)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$43
Net change in unrealized appreciation (depreciation) of securities	1,582

Net realized and unrealized gain (loss) on securities	$1,625

Net increase in net assets resulting from operations	$1,461

30	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS WORKPLACE FUND

Statement of Changes in Net Assets

(unaudited)

April 29, 2005 (inception) through June 30, 2005
From operations

Net investment income	$(164)
Net realized gain (loss) from security transactions	43
Net change in unrealized appreciation (depreciation)	1,582

Increase (decrease) in net assets resulting from operations	$1,461

Increase (decrease) in net assets from capital share transactions	612,991

Increase (decrease) in net assets	$614,452

Net assets

Beginning of period	—
End of period (including undistributed net investment loss of $164)	$614,452

The accompanying notes are an integral part of these financial statements.	31

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	BIOTECHNOLOGY
100	Abgenix Inc.[1]	0.2%	$858

	BUILDING PRODUCTS
100	Elkcorp	0.5%	$2,855

	COMPUTER PERIPHERALS
3,000	Adaptec Inc.[1]	2.1%	$11,640

	COMPUTERS
700	Radisys Corp.[1]	2.1%	$11,305

	ELECTRONIC INSTRUMENTS
300	Actel Corp.[1]		$4,170
1,200	Agere Systems Inc.[1]		14,400
100	Vishay Intertechnology Inc.[1]		1,187

		3.6%	$19,757

	INDUSTRIAL
200	WD-40 Co.	1.0%	$5,586

	INSURANCE BROKER
500	Arthur J. Gallagher & Co.	2.5%	$13,565

	MICROELECTRONICS
2,000	Credence Systems Corp.[1]		$18,100
200	Electro Scientific Industries Inc.[1]		3,576

		4.0%	$21,676

	PACKAGED FOODS
100	Hain Celestial Group Inc.[1]	0.4%	$1,950

	PHARMACEUTICALS
1,100	Connetics Corp.[1]	3.4%	$19,404

	RETAIL
500	Ethan Allen Interiors Inc.		$16,755
400	Pier 1 Imports Inc.		5,676
800	Restoration Hardware Inc.[1]		6,544

		5.3%	$28,975

	SEMICONDUCTORS
2,000	Lattice Semiconductor Corp.[1]		$8,880
400	LTX Corp.[1]		1,984

		2.0%	$10,864

	SERVICES
800	Convergys Corp.[1]	2.1%	$11,376

The accompanying notes are an integral part of these financial statements.	32

Shares	Common Stocks	Percent of Net Assets	Market Value
	SOFTWARE
100	Hyperion Solutions Corp.[1]		$4,024
1,100	Mentor Graphics Corp.[1]		11,275

		2.8%	$15,299

	TELECOM EQUIPMENT
3,000	JDS Uniphase Corp.[1]	0.8%	$4,560

	Total investments in common stocks (cost $170,658)	32.8%	$179,670

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	U.S. Government Agency Discount Notes

200,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 2.97% equivalent matures 07/01/05	36.6%	$200,000

	Registered Investment Companies—Money Market Funds

15,000	Janus Government Fund
	variable rate 3.060%		$15,000
15,000	SSGA U.S. Government Fund
	variable rate 2.830%		15,000

		5.5%	$30,000

	Total investment in short-term securities (cost $230,000)	42.1%	$230,000

	Total securities (cost $400,658)	74.9%	$409,670

	Other assets and liabilities – net	25.1%	137,748

	Total net assets	100.0%	$547,418

1	These securities are non-income producing.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The accompanying notes are an integral part of these financial statements.	33

THE PARNASSUS SMALL-CAP FUND

Statement of Assets and Liabilities

as of June 30, 2005 (unaudited)

Assets

Investments in securities, at market value (identified cost $170,658)	$179,670
Temporary investments in short-term securities (at cost which approximates market value)	230,000
Cash	82,853
Receivables:
Dividends and interest	155
Capital shares sold	55,716
Other assets	20,077

Total assets	$568,471

Liabilities

Fees payable to Parnassus Investments	19,323
Accounts payable and accrued expenses	1,730

Total liabilities	$21,053

Net assets	$547,418

Net assets consist of

Undistributed net investment loss	(379)
Unrealized appreciation on securities	9,012
Accumulated net realized gain	790
Capital paid-in	537,995

Total net assets	$547,418

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($547,418 divided by 35,591 shares)	$15.38

34	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS SMALL-CAP FUND

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment income

Dividends	$145
Interest	423
Other income	42

Total investment income	$610

Expenses

Investment advisory fees (note 5)	613
Transfer agent fees (note 5)	193
Fund administration (note 5)	49
Service provider fees (note 5)	31
Reports to shareholders	506
Registration fees and expenses	3,699
Custody fees	434
Professional fees	1,031
Other expenses	603

Total expenses	$7,159
Fees waived by Parnassus Investments (note 5)	(5,862)
Expense offset (note 6)	(308)

Net expenses	$989

Net investment income	$(379)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$790
Net change in unrealized appreciation (depreciation) of securities	9,012

Net realized and unrealized gain (loss) on securities	$9,802

Net increase in net assets resulting from operations	$9,423

The accompanying notes are an integral part of these financial statements.	35

THE PARNASSUS SMALL-CAP FUND

Statement of Changes in Net Assets

(unaudited)

April 29, 2005 (inception) through June 30, 2005
From operations

Net investment income	$(379)
Net realized gain (loss) from security transactions	790
Net change in unrealized appreciation (depreciation)	9,012

Increase (decrease) in net assets resulting from operations	$9,423

Increase (decrease) in net assets from capital share transactions	537,995

Increase (decrease) in net assets	$547,418

Net assets

Beginning of period	—
End of period (including undistributed net investment loss of $379)	$547,418

36	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	APPAREL
900	Limited Brands Inc.		$19,278
100	Liz Claiborne Inc.		3,976
600	Ross Stores Inc.		17,346

		8.6%	$40,600

	BANKING
300	First Horizon National Corp.	2.7%	$12,660

	COMPUTER PERIPHERALS
100	Solectron Corp.[1]	0.1%	$379

	FINANCIAL SERVICES
100	Charles Schwab Corp.		$1,128
100	SEI Investments Co.		3,735

		1.0%	$4,863

	HOME PRODUCTS
300	Masco Corp.	2.0%	$9,528

	INSURANCE
100	Jefferson-Pilot Corp.		$5,042
200	WR Berkley Corp.		7,136

		2.6%	$12,178

	MACHINERY
200	The Stanley Works	1.9%	$9,108

	PUBLISHING
100	Dow Jones & Co., Inc.		$3,545
400	Knight-Ridder Inc.		24,536

		5.9%	$28,081

	RETAIL
400	Family Dollar Stores		$10,440
500	Mattel Inc.		9,150
400	TJX Companies Inc.		9,740

		6.1%	$29,330

	SEMICONDUCTORS
300	Micron Technology Inc.[1]		$3,063
100	Xilinx Inc.		2,550

		1.2%	$5,613

	SERVICES
300	Alliance Data Systems Corp.[1]	2.6%	$12,168

The accompanying notes are an integral part of these financial statements.	37

THE PARNASSUS MID-CAP FUND

Portfolio of Investments by Industry Classification

as of June 30, 2005 (unaudited) continued

Shares	Common Stocks	Percent of Net Assets	Market Value
	TELECOM EQUIPMENT
100	Tellabs Inc.[1]	0.2%	$870

	Total investment in common stocks (cost of $159,050)	34.9%	$165,378

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	U.S. Government Agency Discount Notes

200,000	Federal Home Loan Mortgage Corporation
	Zero Coupon, 2.970% equivalent, matures 07/01/05	42.3%	$200,000

	Registered Investment Companies—Money Market Funds

15,000	Janus Government Fund
	variable rate 3.060%		$15,000
15,000	SSGA U.S. Government Fund
	variable rate 2.830%		15,000

		6.3%	$30,000

	Total investment in short-term securities (cost $ 230,000)	48.6%	$230,000

	Total securities (cost $ 389,050)	83.5%	$395,378

	Other assets and liabilities – net	16.5%	78,126

	Total net assets	100.0%	$473,504

1	These securities are non-income producing.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

38	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Statement of Assets and Liabilities

as of June 30, 2005 (unaudited)

Assets

Investments in securities, at market value (identified cost $159,050)	$165,378
Temporary investments in short-term securities (at cost which approximates market value)	230,000
Cash	78,149
Receivables:
Dividends and interest	222
Capital shares sold	716
Other assets	20,077

Total assets	$494,542

Liabilities

Fees payable to Parnassus Investments	19,264
Accounts payable and accrued expenses	1,774

Total liabilities	$21,038

Net assets	$473,504

Net assets consist of

Undistributed net investment loss	(54)
Unrealized appreciation on securities	6,328
Capital paid-in	467,230

Total net assets	$473,504

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($473,504 divided by 31,086 shares)	$15.23

The accompanying notes are an integral part of these financial statements.	39

THE PARNASSUS MID-CAP FUND

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment income

Dividends	$497
Interest	423

Total investment income	$920

Expenses

Investment advisory fees (note 5)	509
Transfer agent fees (note 5)	172
Fund administration (note 5)	48
Service provider fees (note 5)	38
Reports to shareholders	506
Registration fees and expenses	3,699
Custody fees	442
Professional fees	1,031
Trustee fees and expenses	25
Other expenses	603

Total expenses	$7,073
Fees waived by Parnassus Investments (note 5)	(5,783)
Expense offset (note 6)	(316)

Net expenses	$974

Net investment income	$(54)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	$—
Net change in unrealized appreciation (depreciation) of securities	6,328

Net realized and unrealized gain (loss) on securities	$6,328

Net increase in net assets resulting from operations	$6,274

40	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Statement of Changes in Net Assets

(unaudited)

April 29, 2005 (inception) through June 30, 2005
From operations

Net investment income	$(54)
Net change in unrealized appreciation (depreciation)	6,328

Increase (decrease) in net assets resulting from operations	$6,274

Increase (decrease) in net assets from capital share transactions	467,230

Increase (decrease) in net assets	$473,504

Net assets

Beginning of period	—
End of period (including undistributed net investment loss of $54)	$473,504

The accompanying notes are an integral part of these financial statements.	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Parnassus Funds (the “Trust”), formerly The Parnassus Fund, is a Massachusetts Business Trust registered under the Investment Company Act of 1940 as a diversified, open-end investment management company comprised of four separate funds, each offering separate shares. The Parnassus Fund began operations on December 27, 1984. Three new funds, the Parnassus Workplace Fund, the Parnassus Small-Cap Fund and the Parnassus Mid-Cap Fund began operations on April 29, 2005.

Securities Valuations

Equity securities that are listed or traded on a national securities exchange are stated at market value based on recorded closing sales on the exchange or on the Nasdaq’s National Market System official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices. Long-term, fixed-income securities are valued each business day using prices based on procedures established by independent pricing services and approved by the Board of Trustees (the “Trustees”). Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued by the pricing services based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. Short-term investments in U.S. Government Agency discount notes, certificates of deposit and community development loans are valued at amortized cost, which approximates market value. Investments in registered investment companies are valued at their net asset value.

Investments where market quotations are not readily available are priced at their fair value, in accordance with procedures established by the Trustees. In determining fair value, the Trustees may consider a variety of information including, but not limited, to the following: price based upon a multiple of earnings or sales, a discount from the market value of a similar security, fundamental analytical data, and an evaluation of market conditions. A valuation adjustment is applied to certificates of deposit and community development loans as an estimate of potential penalties for early withdrawal or early call.

Federal Income Taxes

The funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

42

Securities Transactions

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in, first-out for both financial statement and federal income tax purposes.

Investment Income, Expenses and Distributions

Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis. Distributions to shareholders are recorded on the record date.

Securities Lending

The Parnassus Fund lends securities to approved financial institutions to earn additional income and receives cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the fund could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

Repurchase Agreements

Collateral from securities lending may include investments in repurchase agreements secured by U.S. government obligations or other securities. Securities pledged as collateral for repurchase agreements are held by the funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED

2. Tax Matters and Distributions

As of June 30, 2005, the cost of long-term investments in securities and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Parnassus Fund	Workplace Fund	Small-Cap Fund	Mid-Cap Fund
Cost of investment	$279,636,466	$124,228	$170,658	$159,050
Unrealized appreciation	13,760,224	3,897	14,545	7,261
Unrealized depreciation	(14,434,884)	(2,315)	(5,533)	(933)
Net unrealized appreciation (depreciation)	$(674,660)	$1,582	$9,012	$6,328

At June 30, 2005, the Parnassus Fund had available for federal income tax purposes unused capital losses of $27,133,176 expiring in 2010 and $20,875,253 expiring in 2011. The Parnassus Fund incurred $8,044,272 of post-October capital losses as of December 31, 2004. For tax purposes, such losses will be reflected in the year ended December 31, 2005.

Net investment income is the same for financial statements and tax purposes for the period ended June 30, 2005. Realized gains differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

3. Capital Stock

Parnassus Fund: As of June 30, 2005, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $349,172,988. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	201,921	$6,108,243	777,691	$23,407,554
Shares issued through dividend reinvestment	—	—	42,686	1,327,121
Shares repurchased	(1,136,173)	(34,393,462)	(2,187,774)	(65,498,569)
Net increase (decrease)	(934,252)	$(28,285,219)	(1,367,397)	$(40,763,894)

44

Workplace Fund: As of June 30, 2005, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $612,991. Transactions in capital stock (shares) were as follows:

	Period Ended June 30, 2005(a)
	Shares	Amount
Shares sold	40,707	$612,991
Shares issued through dividend reinvestment	—	—
Shares repurchase	—	—
Net increase (decrease)	40,707	$612,991

Small-Cap Fund: As of June 30, 2005, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $537,995. Transactions in capital stock (shares) were as follows:

	Period Ended June 30, 2005(a)
	Shares	Amount
Shares sold	35,591	$537,995
Shares issued through dividend reinvestment	—	—
Shares repurchased	—	—
Net increase (decrease)	35,591	$537,995

Mid-Cap Fund: As of June 30, 2005, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $467,230. Transactions in capital stock (shares) were as follows:

	Period Ended June 30, 2005(a)
	Shares	Amount
Shares sold	31,086	$467,230
Shares issued through dividend reinvestment	—	—
Shares repurchased	—	—
Net increase (decrease)	31,086	$467,230

(a)	For the period April 29, 2005 (inception) through June 30, 2005.

45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED

4. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term securities, for the period ended June 30, 2005 were as follows:

	Purchases	Sales
Parnassus Fund	$295,462,398	$253,543,622
Workplace Fund	$128,326	$4,141
Small-Cap Fund	$205,980	$36,113
Mid-Cap Fund	$159,605	$—

5. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to the funds, Parnassus Investments is entitled to receive fees payable monthly, based on the fund’s average daily net assets for the month, at the following annual rates:

Parnassus Fund: 1.00% of the first $10,000,000, 0.75% of the next $20,000,000, 0.70% of the next $70,000,000, 0.65% of the next $100,000,000, and 0.60% of the remaining balance. Workplace Fund and Mid-Cap Fund: 0.85% of the first $100,000,000 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.70% of the amount above $500,000,000. Small-Cap Fund: 1.00% of the first $100,000,000, 0.90% of the next $100,000,000, 0.85% of the next $300,000,000 and 0.80% of the amount above $500,000,000. For the six months ended June 30, 2005, Parnassus Investments has contractually agreed to reduce its investment advisory fee through May 1, 2006 to the extent necessary to limit total operating expenses to 1.20% of net assets for the Workplace Fund and 1.40% of net assets for the Small-Cap Fund and the Mid-Cap Fund. Parnassus Investments has also agreed to voluntarily reduce its investment advisory fee for the Parnassus Fund to limit expenses to an annualized rate of 0.99%.

As a result of fee waivers, the investment advisory fee was 0.62% and Parnassus Investments received net advisory fees totaling $955,072 for the Parnassus Fund. For the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund advisory fees and other expenses were waived as a result of the contractual expense limitations.

46

Parnassus Investments receives fees under terms of a separate agreement which provides for furnishing transfer agent and fund accounting and administration services to the funds. The transfer agent fee was $2.50 per month per account plus any out-of-pocket expenses. The funds pay the monthly fee based on the number of accounts on record at each month-end. The fund accounting and administration reflects annual rates based on net assets for all funds managed by Parnassus Investments and was allocated based on respective fund net assets. The annualized fund accounting and administration services fee was 0.07% of average net assets under this new agreement for the six month period ending June 30, 2005.

Parnassus Investments may also arrange for third parties to provide certain services, including account maintenance, recordkeeping and other personal services to their clients who invest in the funds. For these services, the funds may pay service providers an aggregate service fee on invested accounts at a rate not to exceed 0.25% per annum of the average daily net assets.

Jerome L. Dodson is the president of the Trust and is the president and majority shareholder of Parnassus Investments. As of June 30, 2005, 57%, 66% and 75% of the capital shares of the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund, respectively, represent initial capital investments held by Parnassus Investments and Jerome L. Dodson.

6. Expense Offset Arrangement

The funds have entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian fees. During the six-month period ended June 30, 2005, the custodian fees were reduced as indicated in the statement of operations.

47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED

7. Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplemental data for the period ended June 30, 2005 and for each of the five years ended December 31 are as follows:

Parnassus Fund (d)

	June 30, 2005 (unaudited)		2004	2003	2002	2001	2000
Net asset value at beginning of period	$31.09		$30.05	$25.79	$36.99	$39.22	$50.67
Income (loss) from investment operations:
Net investment income (loss)(c)	0.11		0.12	0.02	0.14	0.68	0.07
Net realized and unrealized gain (loss) on securities	(0.78)		1.05	4.32	(10.51)	2.39	0.68
Total income (loss) from investment operations	(0.67)		1.17	4.34	(10.37)	3.07	0.75
Distributions:
Dividends from net investment income	—		(0.13)	(0.08)	—	(0.56)	(0.08)
Distributions from net realized gain on securities	—		—	—	(0.83)	(4.74)	(12.12)
Total distributions	—		(0.13)	(0.08)	(0.83)	(5.30)	(12.20)
Net asset value at end of period	$30.42		$31.09	$30.05	$25.79	$36.99	$39.22
Total overall return(a)	(2.16)%		3.89%	16.83%	(28.05)%	7.84%	1.98%
Ratios/supplemental data:
Ratio of gross expenses to average net assets	1.04	%(b)	0.99%	1.03%	1.06%	1.00%	0.92%
Ratio of net expenses to average net assets (net of reimbursement and credit offset arrangements)	0.99	%(b)(f)	0.99%	0.99%	1.00%	1.00%	0.92%
Ratio of net investment income (loss) to average net assets	0.73	%(b)	0.40%	0.07%	0.45%	1.73%	0.12%
Portfolio turnover rate(a)	101.84%		119.80%	61.33%	142.04%	127.43%	120.58%
Net assets, end of period (000’s)	$304,102		$339,893	$369,555	$303,207	$405,536	$360,809

48

	Workplace Fund(e)	Small-Cap Fund(e)	Mid-Cap Fund(e)
	— as of June 30, 2005 (unaudited) —
Net asset value at beginning of period	$15.00	$15.00	$15.00
Income (loss) from investment operations:
Net investment income (loss)(c)	(0.01)	(0.01)	—
Net realized and unrealized gain (loss) on securities	0.10	0.39	0.23
Total income (loss) from investment operations	0.09	0.38	0.23
Net asset value at end of period	$15.09	$15.38	$15.23
Total overall return(a)	0.60%	2.53%	1.53%
Ratios/supplemental data:
Ratio of gross expenses to average net assets(b)	9.10%	10.11%	10.13%
Ratio of net expenses to average net assets (net of reimbursement and credit offset arrangements)(b)(f)	1.20%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets(b)	(0.21)%	(0.54)%	(0.08)%
Portfolio turnover rate(a)	3.35%	21.53%	—%
Net assets, end of period (000’s)	$614	$547	$474

(a)	Not annualized for periods less than one year.
(b)	Annualized.
(c)	Net investment income per share is based on average daily shares outstanding.
(d)	Prior to May 1, 2004, the Parnassus Fund charged a sales load of a maximum of 3.5% which is not reflected in the total overall return figures.
(e)	The Small-Cap Fund, the Mid-Cap Fund and the Workplace Fund commenced operations on April 29, 2005.
(f)	For the period ended June 30, 2005, Parnassus Investments has contractually limited expenses to an annualized rate of 1.20% for the Workplace Fund and 1.40% for the Small-Cap Fund and the Mid-Cap Fund. Parnassus Investments has also voluntary waived expenses for the Parnassus Fund at an annualized rate of 0.99% (see note 5 for details).

49

ADDITIONAL INFORMATION (UNAUDITED)

Investment Advisory Agreement Renewal

On March 23, 2005, the Board of Trustees of the Parnassus Funds approved the continuation of the Parnassus Fund’s investment advisory agreement with Parnassus Investments. Prior to approving the continuation of the investment advisory agreement, the Board considered:

•	the nature, extent and quality of the services provided by Parnassus Investments

•	the investment performance of the Parnassus Fund

•	the cost of the services to be provided and profits to be realized by Parnassus Investments from its relationship with the Fund

•	the extent to which economies of scale would be realized as the Parnassus Fund grew and whether fee levels reflect these economies of scale

•	the expense ratio of the Parnassus Fund

•	the manner in which portfolio transactions for the Parnassus Fund are conducted, including the use of soft dollars

In considering the nature, extent and quality of the services provided by Parnassus Investments, the Board of Trustees reviewed written and oral reports prepared by Parnassus Investments describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services provided by Parnassus Investments to the Parnassus Fund, and a written report prepared by Lipper, Inc. comparing aspects of the portfolio management services provided by Parnassus Investments to similar services provided to comparable mutual funds. The Board concluded that Parnassus Investments was providing essential services to the Parnassus Fund. In particular, the Board concluded that Parnassus Investments was preparing reports to shareholders in addition to those required by law.

The Trustees compared the performance of the Fund to benchmark indices over various periods of time and to comparable mutual funds as determined by Lipper, Inc. and concluded that the performance of the Fund warranted the continuation of the investment advisory agreement.

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided, and the profits realized, by Parnassus Investments, from its relationship with the Parnassus Fund and concluded that such profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases. The Trustees also reviewed reports comparing the Parnassus Fund’s expense ratio and advisory fees paid by the Parnassus Fund to those of other comparable mutual funds and concluded that

50

the advisory fee paid by the Parnassus Fund and the Parnassus Fund’s expense ratio were within the range of comparable mutual funds. The Trustees noted that the investment advisory fee contained a number of breakpoints in an effort to reflect economies of scale that might be realized as the Parnassus Fund grew.

The Board reviewed reports discussing the manner in which portfolio transactions for the Parnassus Fund were conducted, including the use of soft dollars. Based on these reports, the Board concluded that the research obtained by Parnassus Investments was beneficial to the Parnassus Fund and that Parnassus Investments was executing the Parnassus Fund’s portfolio transactions in a manner designed to obtain best execution for the Parnassus Fund.

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov), and by calling us at (800) 999-3505. On the Parnassus website, you can also find a record of our votes cast at shareholder meetings.

Quarterly Portfolio Schedule

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The quarterly portfolio holdings are available on the Securities and Exchange Commission’s website (www.sec.gov). The funds’ Form N-Q may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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INTERN REUNION

Below is a picture taken at the intern reunion dinner on June 3, 2005. Pictured are: Front row (from left to right): Iris Lee, Ciera Graves, Lori Kandels, Elvira Mah, Jerry Dodson, Christina Woo, Lillian Zhao, Sonia Gupta, and Katrina Dodson. Back row (from left to right): Michael Fernandez, Tony Huang, Dan Sullivan, Mark Williams, Stephen Dodson, Douglas Hamilton III, Todd Ahlsten, Ben Allen, Minh Bui, Ben Suppe, Matthew Gershuny, Duncan Simmons, Derick Nguyen, and Ben Liao.

52

THE PARNASSUS FUNDS     The Funds that do well by doing good     One Market – Steuart Tower, Suite 1600 San Francisco, CA 94105     (800) 999-3505 (415) 778-0200     www.parnassus.com     Investment Adviser     Parnassus Investments     One Market – Steuart Tower     Suite 1600     San Francisco, CA 94105     Legal Counsel     Foley & Lardner LLP     777 E. Wisconsin Ave.     Milwaukee, WI 53202     Independent Registered Public Accounting Firm     Deloitte & Touche LLP     50 Fremont Street     San Francisco, CA 94105     Distributor     Parnassus Investments     One Market – Steuart Tower     Suite 1600     San Francisco, CA 94105     This report must be preceded or accompanied by a current prospectus.     Recycled Paper

Item 2: Code of Ethics

Not Applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 3: Audit Committee Financial Expert

Not Applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 4: Principal Accountant Fees and Services

Not Applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 5: Not applicable.

Item 6: Included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: For the purposes of this Item, there have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11: Controls and Procedures.

(a) The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the registrant’s first fiscal half-year, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits attached hereto.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference – Filed as an attachment to this filing.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parnassus Funds

Date: August 18, 2005	By:	/s/ Jerome L. Dodson
Jerome L. Dodson President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 18, 2005	By:	/s/ Jerome L. Dodson
Jerome L. Dodson President

Date: August 18, 2005	By:	/s/ Debra A. Early
Debra A. Early Treasurer